Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT TRUST I
Entity Central Index Key	0001139819
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000231078
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	EAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 16.31%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 17.18% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to LS Electric Co., Ltd. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation to Alpha Bank S.A.

Top detractors from performance:

Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Varun Beverages Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI EAFE Net Index	MSCI Emerging Markets Index (Net)
3/10/2022	$9,427	$10,000	$10,000
3/31/2022	$9,704	$10,663	$10,372
4/30/2022	$9,069	$9,973	$9,795
5/31/2022	$9,119	$10,047	$9,838
6/30/2022	$8,609	$9,115	$9,184
7/31/2022	$8,540	$9,569	$9,162
8/31/2022	$8,452	$9,115	$9,200
9/30/2022	$7,640	$8,262	$8,121
10/31/2022	$7,558	$8,707	$7,869
11/30/2022	$8,628	$9,687	$9,036
12/31/2022	$8,369	$9,695	$8,909
1/31/2023	$9,202	$10,480	$9,613
2/28/2023	$8,555	$10,261	$8,989
3/31/2023	$8,805	$10,516	$9,262
4/30/2023	$8,689	$10,813	$9,157
5/31/2023	$8,542	$10,355	$9,003
6/30/2023	$8,888	$10,826	$9,345
7/31/2023	$9,241	$11,177	$9,926
8/31/2023	$8,702	$10,748	$9,315
9/30/2023	$8,446	$10,381	$9,071
10/31/2023	$8,183	$9,960	$8,719
11/30/2023	$8,882	$10,885	$9,417
12/31/2023	$9,211	$11,463	$9,785
1/31/2024	$9,016	$11,529	$9,331
2/29/2024	$9,354	$11,740	$9,775
3/31/2024	$9,666	$12,126	$10,017
4/30/2024	$9,601	$11,816	$10,062
5/31/2024	$9,836	$12,273	$10,118
6/30/2024	$10,245	$12,075	$10,517
7/31/2024	$10,258	$12,430	$10,549
8/31/2024	$10,330	$12,834	$10,719
9/30/2024	$10,753	$12,952	$11,435
10/31/2024	$10,532	$12,248	$10,926
11/30/2024	$10,317	$12,178	$10,534
12/31/2024	$10,202	$11,901	$10,519
1/31/2025	$10,354	$12,527	$10,707
2/28/2025	$10,498	$12,770	$10,759
3/31/2025	$10,571	$12,718	$10,827
4/30/2025	$10,676	$13,301	$10,969
5/31/2025	$11,195	$13,909	$11,437
6/30/2025	$11,879	$14,216	$12,125
7/31/2025	$11,931	$14,016	$12,361

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 3/10/22
Class A at NAV	16.31%	7.19%
Class A with sales charge	9.63%	5.34%
MSCI Emerging Markets Index (Net)	17.18%	6.45%
MSCI EAFE Net Index	12.77%	10.47%

Performance Inception Date	Mar. 10, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,374,014
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$6,374,014
# of Portfolio Holdings	98
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.82%
Consumer Discretionary	11.91%
Consumer Staples	4.50%
Energy	3.54%
Financials	25.66%
Health Care	2.86%
Industrials	8.23%
Information Technology	24.02%
Materials	2.01%
Real Estate	0.75%
Utilities	1.92%
Repurchase Agreements	1.78%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000231082
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	ELMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.90%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 15.41%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 17.18% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to LS Electric Co., Ltd. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation to Alpha Bank S.A.

Top detractors from performance:

Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Varun Beverages Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI EAFE Net Index	MSCI Emerging Markets Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,287	$10,663	$10,372
4/30/2022	$9,613	$9,973	$9,795
5/31/2022	$9,653	$10,047	$9,838
6/30/2022	$9,105	$9,115	$9,184
7/31/2022	$9,032	$9,569	$9,162
8/31/2022	$8,932	$9,115	$9,200
9/30/2022	$8,071	$8,262	$8,121
10/31/2022	$7,977	$8,707	$7,869
11/30/2022	$9,099	$9,687	$9,036
12/31/2022	$8,823	$9,695	$8,909
1/31/2023	$9,698	$10,480	$9,613
2/28/2023	$9,006	$10,261	$8,989
3/31/2023	$9,264	$10,516	$9,262
4/30/2023	$9,135	$10,813	$9,157
5/31/2023	$8,972	$10,355	$9,003
6/30/2023	$9,339	$10,826	$9,345
7/31/2023	$9,698	$11,177	$9,926
8/31/2023	$9,128	$10,748	$9,315
9/30/2023	$8,857	$10,381	$9,071
10/31/2023	$8,572	$9,960	$8,719
11/30/2023	$9,298	$10,885	$9,417
12/31/2023	$9,637	$11,463	$9,785
1/31/2024	$9,426	$11,529	$9,331
2/29/2024	$9,781	$11,740	$9,775
3/31/2024	$10,095	$12,126	$10,017
4/30/2024	$10,020	$11,816	$10,062
5/31/2024	$10,259	$12,273	$10,118
6/30/2024	$10,676	$12,075	$10,517
7/31/2024	$10,689	$12,430	$10,549
8/31/2024	$10,758	$12,834	$10,719
9/30/2024	$11,188	$12,952	$11,435
10/31/2024	$10,949	$12,248	$10,926
11/30/2024	$10,723	$12,178	$10,534
12/31/2024	$10,595	$11,901	$10,519
1/31/2025	$10,746	$12,527	$10,707
2/28/2025	$10,890	$12,770	$10,759
3/31/2025	$10,959	$12,718	$10,827
4/30/2025	$11,061	$13,301	$10,969
5/31/2025	$11,589	$13,909	$11,437
6/30/2025	$12,289	$14,216	$12,125
7/31/2025	$12,337	$14,016	$12,361

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 3/10/22
Class C at NAV	15.41%	6.39%
Class C with sales charge	14.41%	6.39%
MSCI Emerging Markets Index (Net)	17.18%	6.45%
MSCI EAFE Net Index	12.77%	10.47%

Performance Inception Date	Mar. 10, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,374,014
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$6,374,014
# of Portfolio Holdings	98
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.82%
Consumer Discretionary	11.91%
Consumer Staples	4.50%
Energy	3.54%
Financials	25.66%
Health Care	2.86%
Industrials	8.23%
Information Technology	24.02%
Materials	2.01%
Real Estate	0.75%
Utilities	1.92%
Repurchase Agreements	1.78%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000231081
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	ELMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 16.61%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 17.18% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to LS Electric Co., Ltd. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation to Alpha Bank S.A.

Top detractors from performance:

Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Varun Beverages Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	MSCI EAFE Net Index	MSCI Emerging Markets Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,663	$10,372
4/30/2022	$9,626	$9,973	$9,795
5/31/2022	$9,673	$10,047	$9,838
6/30/2022	$9,139	$9,115	$9,184
7/31/2022	$9,065	$9,569	$9,162
8/31/2022	$8,979	$9,115	$9,200
9/30/2022	$8,117	$8,262	$8,121
10/31/2022	$8,031	$8,707	$7,869
11/30/2022	$9,172	$9,687	$9,036
12/31/2022	$8,896	$9,695	$8,909
1/31/2023	$9,788	$10,480	$9,613
2/28/2023	$9,100	$10,261	$8,989
3/31/2023	$9,359	$10,516	$9,262
4/30/2023	$9,243	$10,813	$9,157
5/31/2023	$9,087	$10,355	$9,003
6/30/2023	$9,461	$10,826	$9,345
7/31/2023	$9,842	$11,177	$9,926
8/31/2023	$9,263	$10,748	$9,315
9/30/2023	$8,998	$10,381	$9,071
10/31/2023	$8,719	$9,960	$8,719
11/30/2023	$9,461	$10,885	$9,417
12/31/2023	$9,817	$11,463	$9,785
1/31/2024	$9,610	$11,529	$9,331
2/29/2024	$9,976	$11,740	$9,775
3/31/2024	$10,308	$12,126	$10,017
4/30/2024	$10,239	$11,816	$10,062
5/31/2024	$10,495	$12,273	$10,118
6/30/2024	$10,930	$12,075	$10,517
7/31/2024	$10,944	$12,430	$10,549
8/31/2024	$11,027	$12,834	$10,719
9/30/2024	$11,476	$12,952	$11,435
10/31/2024	$11,241	$12,248	$10,926
11/30/2024	$11,020	$12,178	$10,534
12/31/2024	$10,894	$11,901	$10,519
1/31/2025	$11,062	$12,527	$10,707
2/28/2025	$11,223	$12,770	$10,759
3/31/2025	$11,300	$12,718	$10,827
4/30/2025	$11,412	$13,301	$10,969
5/31/2025	$11,972	$13,909	$11,437
6/30/2025	$12,706	$14,216	$12,125
7/31/2025	$12,762	$14,016	$12,361

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 3/10/22
Class F at NAV	16.61%	7.46%
MSCI Emerging Markets Index (Net)	17.18%	6.45%
MSCI EAFE Net Index	12.77%	10.47%

Performance Inception Date	Mar. 10, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,374,014
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$6,374,014
# of Portfolio Holdings	98
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.82%
Consumer Discretionary	11.91%
Consumer Staples	4.50%
Energy	3.54%
Financials	25.66%
Health Care	2.86%
Industrials	8.23%
Information Technology	24.02%
Materials	2.01%
Real Estate	0.75%
Utilities	1.92%
Repurchase Agreements	1.78%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000231080
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class F3
Trading Symbol	EMOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 16.65%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 17.18% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to LS Electric Co., Ltd. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation to Alpha Bank S.A.

Top detractors from performance:

Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Varun Beverages Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	MSCI EAFE Net Index	MSCI Emerging Markets Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,663	$10,372
4/30/2022	$9,626	$9,973	$9,795
5/31/2022	$9,680	$10,047	$9,838
6/30/2022	$9,139	$9,115	$9,184
7/31/2022	$9,072	$9,569	$9,162
8/31/2022	$8,985	$9,115	$9,200
9/30/2022	$8,117	$8,262	$8,121
10/31/2022	$8,031	$8,707	$7,869
11/30/2022	$9,172	$9,687	$9,036
12/31/2022	$8,900	$9,695	$8,909
1/31/2023	$9,792	$10,480	$9,613
2/28/2023	$9,104	$10,261	$8,989
3/31/2023	$9,370	$10,516	$9,262
4/30/2023	$9,254	$10,813	$9,157
5/31/2023	$9,097	$10,355	$9,003
6/30/2023	$9,472	$10,826	$9,345
7/31/2023	$9,853	$11,177	$9,926
8/31/2023	$9,274	$10,748	$9,315
9/30/2023	$9,009	$10,381	$9,071
10/31/2023	$8,730	$9,960	$8,719
11/30/2023	$9,479	$10,885	$9,417
12/31/2023	$9,831	$11,463	$9,785
1/31/2024	$9,623	$11,529	$9,331
2/29/2024	$9,990	$11,740	$9,775
3/31/2024	$10,322	$12,126	$10,017
4/30/2024	$10,260	$11,816	$10,062
5/31/2024	$10,509	$12,273	$10,118
6/30/2024	$10,952	$12,075	$10,517
7/31/2024	$10,966	$12,430	$10,549
8/31/2024	$11,049	$12,834	$10,719
9/30/2024	$11,506	$12,952	$11,435
10/31/2024	$11,271	$12,248	$10,926
11/30/2024	$11,042	$12,178	$10,534
12/31/2024	$10,920	$11,901	$10,519
1/31/2025	$11,088	$12,527	$10,707
2/28/2025	$11,249	$12,770	$10,759
3/31/2025	$11,326	$12,718	$10,827
4/30/2025	$11,439	$13,301	$10,969
5/31/2025	$11,993	$13,909	$11,437
6/30/2025	$12,736	$14,216	$12,125
7/31/2025	$12,792	$14,016	$12,361

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 3/10/22
Class F3 at NAV	16.65%	7.53%
MSCI Emerging Markets Index (Net)	17.18%	6.45%
MSCI EAFE Net Index	12.77%	10.47%

Performance Inception Date	Mar. 10, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,374,014
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$6,374,014
# of Portfolio Holdings	98
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.82%
Consumer Discretionary	11.91%
Consumer Staples	4.50%
Energy	3.54%
Financials	25.66%
Health Care	2.86%
Industrials	8.23%
Information Technology	24.02%
Materials	2.01%
Real Estate	0.75%
Utilities	1.92%
Repurchase Agreements	1.78%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.82% to 0.89% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.82% to 0.89% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000231079
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	EMILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 16.62%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 17.18% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to LS Electric Co., Ltd. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation to Alpha Bank S.A.

Top detractors from performance:

Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Varun Beverages Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Net Index	MSCI Emerging Markets Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,663	$10,372
4/30/2022	$9,626	$9,973	$9,795
5/31/2022	$9,673	$10,047	$9,838
6/30/2022	$9,139	$9,115	$9,184
7/31/2022	$9,065	$9,569	$9,162
8/31/2022	$8,979	$9,115	$9,200
9/30/2022	$8,117	$8,262	$8,121
10/31/2022	$8,031	$8,707	$7,869
11/30/2022	$9,172	$9,687	$9,036
12/31/2022	$8,900	$9,695	$8,909
1/31/2023	$9,785	$10,480	$9,613
2/28/2023	$9,097	$10,261	$8,989
3/31/2023	$9,363	$10,516	$9,262
4/30/2023	$9,247	$10,813	$9,157
5/31/2023	$9,090	$10,355	$9,003
6/30/2023	$9,465	$10,826	$9,345
7/31/2023	$9,839	$11,177	$9,926
8/31/2023	$9,260	$10,748	$9,315
9/30/2023	$8,995	$10,381	$9,071
10/31/2023	$8,716	$9,960	$8,719
11/30/2023	$9,465	$10,885	$9,417
12/31/2023	$9,817	$11,463	$9,785
1/31/2024	$9,609	$11,529	$9,331
2/29/2024	$9,976	$11,740	$9,775
3/31/2024	$10,308	$12,126	$10,017
4/30/2024	$10,239	$11,816	$10,062
5/31/2024	$10,495	$12,273	$10,118
6/30/2024	$10,931	$12,075	$10,517
7/31/2024	$10,945	$12,430	$10,549
8/31/2024	$11,028	$12,834	$10,719
9/30/2024	$11,478	$12,952	$11,435
10/31/2024	$11,243	$12,248	$10,926
11/30/2024	$11,021	$12,178	$10,534
12/31/2024	$10,898	$11,901	$10,519
1/31/2025	$11,060	$12,527	$10,707
2/28/2025	$11,221	$12,770	$10,759
3/31/2025	$11,298	$12,718	$10,827
4/30/2025	$11,410	$13,301	$10,969
5/31/2025	$11,972	$13,909	$11,437
6/30/2025	$12,708	$14,216	$12,125
7/31/2025	$12,764	$14,016	$12,361

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 3/10/22
Class I at NAV	16.62%	7.46%
MSCI Emerging Markets Index (Net)	17.18%	6.45%
MSCI EAFE Net Index	12.77%	10.47%

Performance Inception Date	Mar. 10, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,374,014
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$6,374,014
# of Portfolio Holdings	98
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.82%
Consumer Discretionary	11.91%
Consumer Staples	4.50%
Energy	3.54%
Financials	25.66%
Health Care	2.86%
Industrials	8.23%
Information Technology	24.02%
Materials	2.01%
Real Estate	0.75%
Utilities	1.92%
Repurchase Agreements	1.78%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000231074
Shareholder Report [Line Items]
Fund Name	Lord Abbett Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	EMWLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 16.65%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 17.18% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to LS Electric Co., Ltd. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation to Alpha Bank S.A.

Top detractors from performance:

Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Varun Beverages Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Net Index	MSCI Emerging Markets Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,663	$10,372
4/30/2022	$9,626	$9,973	$9,795
5/31/2022	$9,680	$10,047	$9,838
6/30/2022	$9,139	$9,115	$9,184
7/31/2022	$9,072	$9,569	$9,162
8/31/2022	$8,985	$9,115	$9,200
9/30/2022	$8,117	$8,262	$8,121
10/31/2022	$8,031	$8,707	$7,869
11/30/2022	$9,172	$9,687	$9,036
12/31/2022	$8,900	$9,695	$8,909
1/31/2023	$9,792	$10,480	$9,613
2/28/2023	$9,104	$10,261	$8,989
3/31/2023	$9,370	$10,516	$9,262
4/30/2023	$9,254	$10,813	$9,157
5/31/2023	$9,097	$10,355	$9,003
6/30/2023	$9,472	$10,826	$9,345
7/31/2023	$9,853	$11,177	$9,926
8/31/2023	$9,274	$10,748	$9,315
9/30/2023	$9,009	$10,381	$9,071
10/31/2023	$8,730	$9,960	$8,719
11/30/2023	$9,479	$10,885	$9,417
12/31/2023	$9,831	$11,463	$9,785
1/31/2024	$9,623	$11,529	$9,331
2/29/2024	$9,990	$11,740	$9,775
3/31/2024	$10,322	$12,126	$10,017
4/30/2024	$10,260	$11,816	$10,062
5/31/2024	$10,509	$12,273	$10,118
6/30/2024	$10,952	$12,075	$10,517
7/31/2024	$10,966	$12,430	$10,549
8/31/2024	$11,049	$12,834	$10,719
9/30/2024	$11,506	$12,952	$11,435
10/31/2024	$11,271	$12,248	$10,926
11/30/2024	$11,042	$12,178	$10,534
12/31/2024	$10,920	$11,901	$10,519
1/31/2025	$11,088	$12,527	$10,707
2/28/2025	$11,249	$12,770	$10,759
3/31/2025	$11,326	$12,718	$10,827
4/30/2025	$11,439	$13,301	$10,969
5/31/2025	$11,993	$13,909	$11,437
6/30/2025	$12,736	$14,216	$12,125
7/31/2025	$12,792	$14,016	$12,361

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 3/10/22
Class R6 at NAV	16.65%	7.53%
MSCI Emerging Markets Index (Net)	17.18%	6.45%
MSCI EAFE Net Index	12.77%	10.47%

Performance Inception Date	Mar. 10, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,374,014
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$6,374,014
# of Portfolio Holdings	98
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.82%
Consumer Discretionary	11.91%
Consumer Staples	4.50%
Energy	3.54%
Financials	25.66%
Health Care	2.86%
Industrials	8.23%
Information Technology	24.02%
Materials	2.01%
Real Estate	0.75%
Utilities	1.92%
Repurchase Agreements	1.78%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.82% to 0.89% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.82% to 0.89% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000248998
Shareholder Report [Line Items]
Fund Name	Lord Abbett Enhanced Municipal Yield Completion Fund
Trading Symbol	LAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Enhanced Municipal Yield Completion Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/SMADocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Municipal Yield Completion Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 2.21%, reflecting performance at the net asset value (NAV), with all distributions reinvested, compared to the 0.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

Positive factors for the municipal market included overall healthy demand for municipal bond funds and a strong fundamental backdrop, as evidenced by growing tax revenue throughout the period. News that the municipal bond tax exemption would be preserved also supported the municipal market. Negative factors included an above-average municipal bond supply, that pressured the market at various times throughout the fiscal year, and periods of interest rate volatility, particularly following the tariff announcements by the new administration in April.

Top contributors to performance:

The Fund’s yield curve positioning, specifically an underweight allocation to longer-term bonds contributed to relative performance. An overweight allocation to BBB-rated and non-investment grade bonds also contributed to relative performance.

Top detractors from performance:

A modest overweight allocation to the Education sector detracted from relative performance. An overweight allocation to the Industrial Development sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Enhanced Municipal Yield Completion Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal Bond Index
4/15/2024	$10,000	$10,000	$10,000
4/30/2024	$9,967	$9,982	$9,962
5/31/2024	$10,012	$10,151	$9,933
6/30/2024	$10,179	$10,248	$10,085
7/31/2024	$10,278	$10,487	$10,177
8/31/2024	$10,396	$10,638	$10,257
9/30/2024	$10,494	$10,780	$10,359
10/31/2024	$10,409	$10,513	$10,208
11/30/2024	$10,526	$10,624	$10,384
12/31/2024	$10,440	$10,450	$10,233
1/31/2025	$10,528	$10,505	$10,284
2/28/2025	$10,658	$10,737	$10,386
3/31/2025	$10,510	$10,741	$10,210
4/30/2025	$10,404	$10,783	$10,128
5/31/2025	$10,434	$10,706	$10,134
6/30/2025	$10,537	$10,870	$10,197
7/31/2025	$10,505	$10,842	$10,177

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 4/15/24Footnote Reference†
Enhanced Municipal Yield Completion Fund at NAV	2.21%	3.88%
Bloomberg Municipal Bond Index	0.00%	1.37%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	3.38%	6.45%

Performance Inception Date	Apr. 15, 2024 [1]
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 187,663,802
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$187,663,802
# of Portfolio Holdings	196
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.50%
  A-3.02%
  A+3.99%
  AA-1.07%
  AA+0.36%
  B1.21%
  B-3.50%
  B+2.40%
  BB7.55%
  BB-2.35%
  BB+5.14%
  BBB13.87%
  BBB-12.39%
  BBB+17.69%
  CCC+0.01%
  NR22.95%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000241944
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class A
Trading Symbol	LGRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.41%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$9,775	$10,000	$10,000
5/31/2023	$9,816	$9,866	$10,056
6/30/2023	$9,903	$9,831	$10,116
7/31/2023	$10,013	$9,824	$10,176
8/31/2023	$10,086	$9,761	$10,230
9/30/2023	$10,156	$9,513	$10,282
10/31/2023	$10,190	$9,363	$10,331
11/30/2023	$10,274	$9,787	$10,387
12/31/2023	$10,371	$10,161	$10,447
1/31/2024	$10,468	$10,134	$10,513
2/29/2024	$10,545	$9,990	$10,576
3/31/2024	$10,626	$10,083	$10,636
4/30/2024	$10,684	$9,828	$10,692
5/31/2024	$10,766	$9,995	$10,753
6/30/2024	$10,835	$10,089	$10,803
7/31/2024	$10,899	$10,325	$10,859
8/31/2024	$10,959	$10,473	$10,907
9/30/2024	$11,040	$10,613	$10,962
10/31/2024	$11,099	$10,350	$11,018
11/30/2024	$11,166	$10,460	$11,067
12/31/2024	$11,230	$10,288	$11,118
1/31/2025	$11,309	$10,343	$11,167
2/28/2025	$11,372	$10,571	$11,215
3/31/2025	$11,382	$10,575	$11,256
4/30/2025	$11,382	$10,616	$11,271
5/31/2025	$11,473	$10,540	$11,334
6/30/2025	$11,539	$10,702	$11,389
7/31/2025	$11,597	$10,674	$11,449

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 5/4/23
Class A at NAV	6.41%	7.92%
Class A with sales charge	3.97%	6.83%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,696,811,591
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 1,693,699
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000241948
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class C
Trading Symbol	IGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	1.28%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 5.67%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,035	$9,866	$10,056
6/30/2023	$10,118	$9,831	$10,116
7/31/2023	$10,223	$9,824	$10,176
8/31/2023	$10,290	$9,761	$10,230
9/30/2023	$10,355	$9,513	$10,282
10/31/2023	$10,383	$9,363	$10,331
11/30/2023	$10,462	$9,787	$10,387
12/31/2023	$10,554	$10,161	$10,447
1/31/2024	$10,655	$10,134	$10,513
2/29/2024	$10,716	$9,990	$10,576
3/31/2024	$10,791	$10,083	$10,636
4/30/2024	$10,843	$9,828	$10,692
5/31/2024	$10,919	$9,995	$10,753
6/30/2024	$10,982	$10,089	$10,803
7/31/2024	$11,039	$10,325	$10,859
8/31/2024	$11,093	$10,473	$10,907
9/30/2024	$11,167	$10,613	$10,962
10/31/2024	$11,221	$10,350	$11,018
11/30/2024	$11,283	$10,460	$11,067
12/31/2024	$11,342	$10,288	$11,118
1/31/2025	$11,416	$10,343	$11,167
2/28/2025	$11,474	$10,571	$11,215
3/31/2025	$11,479	$10,575	$11,256
4/30/2025	$11,471	$10,616	$11,271
5/31/2025	$11,555	$10,540	$11,334
6/30/2025	$11,614	$10,702	$11,389
7/31/2025	$11,665	$10,674	$11,449

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 5/4/23
Class C at NAV	5.67%	7.11%
Class C with sales charge	4.67%	7.11%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,696,811,591
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 1,693,699
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000241947
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class F
Trading Symbol	LGRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.61%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,043	$9,866	$10,056
6/30/2023	$10,134	$9,831	$10,116
7/31/2023	$10,249	$9,824	$10,176
8/31/2023	$10,324	$9,761	$10,230
9/30/2023	$10,398	$9,513	$10,282
10/31/2023	$10,435	$9,363	$10,331
11/30/2023	$10,522	$9,787	$10,387
12/31/2023	$10,624	$10,161	$10,447
1/31/2024	$10,736	$10,134	$10,513
2/29/2024	$10,816	$9,990	$10,576
3/31/2024	$10,890	$10,083	$10,636
4/30/2024	$10,951	$9,828	$10,692
5/31/2024	$11,037	$9,995	$10,753
6/30/2024	$11,110	$10,089	$10,803
7/31/2024	$11,177	$10,325	$10,859
8/31/2024	$11,241	$10,473	$10,907
9/30/2024	$11,326	$10,613	$10,962
10/31/2024	$11,388	$10,350	$11,018
11/30/2024	$11,458	$10,460	$11,067
12/31/2024	$11,526	$10,288	$11,118
1/31/2025	$11,609	$10,343	$11,167
2/28/2025	$11,675	$10,571	$11,215
3/31/2025	$11,688	$10,575	$11,256
4/30/2025	$11,690	$10,616	$11,271
5/31/2025	$11,785	$10,540	$11,334
6/30/2025	$11,855	$10,702	$11,389
7/31/2025	$11,916	$10,674	$11,449

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 5/4/23
Class F at NAV	6.61%	8.14%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,696,811,591
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 1,693,699
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000241946
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class F3
Trading Symbol	IGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.65%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$9,866	$10,056
6/30/2023	$10,136	$9,831	$10,116
7/31/2023	$10,250	$9,824	$10,176
8/31/2023	$10,327	$9,761	$10,230
9/30/2023	$10,401	$9,513	$10,282
10/31/2023	$10,439	$9,363	$10,331
11/30/2023	$10,527	$9,787	$10,387
12/31/2023	$10,629	$10,161	$10,447
1/31/2024	$10,731	$10,134	$10,513
2/29/2024	$10,812	$9,990	$10,576
3/31/2024	$10,897	$10,083	$10,636
4/30/2024	$10,959	$9,828	$10,692
5/31/2024	$11,045	$9,995	$10,753
6/30/2024	$11,119	$10,089	$10,803
7/31/2024	$11,187	$10,325	$10,859
8/31/2024	$11,251	$10,473	$10,907
9/30/2024	$11,337	$10,613	$10,962
10/31/2024	$11,400	$10,350	$11,018
11/30/2024	$11,471	$10,460	$11,067
12/31/2024	$11,538	$10,288	$11,118
1/31/2025	$11,621	$10,343	$11,167
2/28/2025	$11,688	$10,571	$11,215
3/31/2025	$11,702	$10,575	$11,256
4/30/2025	$11,704	$10,616	$11,271
5/31/2025	$11,799	$10,540	$11,334
6/30/2025	$11,869	$10,702	$11,389
7/31/2025	$11,931	$10,674	$11,449

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 5/4/23
Class F3 at NAV	6.65%	8.20%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,696,811,591
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 1,693,699
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.28% to 0.34% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.28% to 0.34% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000241945
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class I
Trading Symbol	LGRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.61%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$9,866	$10,056
6/30/2023	$10,134	$9,831	$10,116
7/31/2023	$10,249	$9,824	$10,176
8/31/2023	$10,324	$9,761	$10,230
9/30/2023	$10,398	$9,513	$10,282
10/31/2023	$10,435	$9,363	$10,331
11/30/2023	$10,522	$9,787	$10,387
12/31/2023	$10,624	$10,161	$10,447
1/31/2024	$10,725	$10,134	$10,513
2/29/2024	$10,805	$9,990	$10,576
3/31/2024	$10,890	$10,083	$10,636
4/30/2024	$10,951	$9,828	$10,692
5/31/2024	$11,037	$9,995	$10,753
6/30/2024	$11,110	$10,089	$10,803
7/31/2024	$11,177	$10,325	$10,859
8/31/2024	$11,241	$10,473	$10,907
9/30/2024	$11,326	$10,613	$10,962
10/31/2024	$11,388	$10,350	$11,018
11/30/2024	$11,459	$10,460	$11,067
12/31/2024	$11,526	$10,288	$11,118
1/31/2025	$11,609	$10,343	$11,167
2/28/2025	$11,675	$10,571	$11,215
3/31/2025	$11,688	$10,575	$11,256
4/30/2025	$11,690	$10,616	$11,271
5/31/2025	$11,785	$10,540	$11,334
6/30/2025	$11,855	$10,702	$11,389
7/31/2025	$11,916	$10,674	$11,449

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 5/4/23
Class I at NAV	6.61%	8.14%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,696,811,591
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 1,693,699
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000241941
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class R5
Trading Symbol	IGRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.60%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,043	$9,866	$10,056
6/30/2023	$10,134	$9,831	$10,116
7/31/2023	$10,249	$9,824	$10,176
8/31/2023	$10,324	$9,761	$10,230
9/30/2023	$10,398	$9,513	$10,282
10/31/2023	$10,435	$9,363	$10,331
11/30/2023	$10,522	$9,787	$10,387
12/31/2023	$10,624	$10,161	$10,447
1/31/2024	$10,725	$10,134	$10,513
2/29/2024	$10,805	$9,990	$10,576
3/31/2024	$10,890	$10,083	$10,636
4/30/2024	$10,951	$9,828	$10,692
5/31/2024	$11,037	$9,995	$10,753
6/30/2024	$11,110	$10,089	$10,803
7/31/2024	$11,177	$10,325	$10,859
8/31/2024	$11,241	$10,473	$10,907
9/30/2024	$11,325	$10,613	$10,962
10/31/2024	$11,388	$10,350	$11,018
11/30/2024	$11,458	$10,460	$11,067
12/31/2024	$11,526	$10,288	$11,118
1/31/2025	$11,608	$10,343	$11,167
2/28/2025	$11,674	$10,571	$11,215
3/31/2025	$11,676	$10,575	$11,256
4/30/2025	$11,689	$10,616	$11,271
5/31/2025	$11,783	$10,540	$11,334
6/30/2025	$11,854	$10,702	$11,389
7/31/2025	$11,915	$10,674	$11,449

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 5/4/23
Class R5 at NAV	6.60%	8.13%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,696,811,591
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 1,693,699
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000241940
Shareholder Report [Line Items]
Fund Name	Lord Abbett Investment Grade Floating Rate Fund
Class Name	Class R6
Trading Symbol	LGRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.64%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$9,866	$10,056
6/30/2023	$10,136	$9,831	$10,116
7/31/2023	$10,250	$9,824	$10,176
8/31/2023	$10,327	$9,761	$10,230
9/30/2023	$10,401	$9,513	$10,282
10/31/2023	$10,439	$9,363	$10,331
11/30/2023	$10,527	$9,787	$10,387
12/31/2023	$10,629	$10,161	$10,447
1/31/2024	$10,731	$10,134	$10,513
2/29/2024	$10,812	$9,990	$10,576
3/31/2024	$10,897	$10,083	$10,636
4/30/2024	$10,959	$9,828	$10,692
5/31/2024	$11,045	$9,995	$10,753
6/30/2024	$11,119	$10,089	$10,803
7/31/2024	$11,187	$10,325	$10,859
8/31/2024	$11,251	$10,473	$10,907
9/30/2024	$11,337	$10,613	$10,962
10/31/2024	$11,400	$10,350	$11,018
11/30/2024	$11,471	$10,460	$11,067
12/31/2024	$11,539	$10,288	$11,118
1/31/2025	$11,621	$10,343	$11,167
2/28/2025	$11,688	$10,571	$11,215
3/31/2025	$11,690	$10,575	$11,256
4/30/2025	$11,704	$10,616	$11,271
5/31/2025	$11,798	$10,540	$11,334
6/30/2025	$11,869	$10,702	$11,389
7/31/2025	$11,930	$10,674	$11,449

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 5/4/23
Class R6 at NAV	6.64%	8.19%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

Performance Inception Date	May 04, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 2,696,811,591
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 1,693,699
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.28% to 0.34% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.28% to 0.34% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000228428
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class A
Trading Symbol	LAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.59%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$9,427	$10,000	$10,000
6/30/2021	$9,371	$9,893	$9,981
7/31/2021	$9,421	$9,967	$9,830
8/31/2021	$9,626	$10,143	$10,052
9/30/2021	$9,047	$9,849	$9,620
10/31/2021	$9,439	$10,091	$9,918
11/30/2021	$9,165	$9,621	$9,560
12/31/2021	$9,421	$10,114	$9,847
1/31/2022	$8,511	$9,625	$9,053
2/28/2022	$8,118	$9,455	$8,801
3/31/2022	$8,062	$9,516	$8,787
4/30/2022	$7,458	$8,900	$8,133
5/31/2022	$7,358	$8,967	$8,063
6/30/2022	$6,860	$8,135	$7,406
7/31/2022	$7,215	$8,540	$7,814
8/31/2022	$6,822	$8,135	$7,509
9/30/2022	$6,193	$7,374	$6,712
10/31/2022	$6,343	$7,770	$6,844
11/30/2022	$7,209	$8,645	$7,695
12/31/2022	$6,893	$8,652	$7,577
1/31/2023	$7,539	$9,353	$8,218
2/28/2023	$7,219	$9,158	$7,867
3/31/2023	$7,633	$9,385	$8,228
4/30/2023	$7,665	$9,650	$8,312
5/31/2023	$7,577	$9,241	$8,081
6/30/2023	$7,853	$9,662	$8,388
7/31/2023	$7,941	$9,974	$8,650
8/31/2023	$7,608	$9,592	$8,209
9/30/2023	$7,113	$9,265	$7,775
10/31/2023	$6,856	$8,889	$7,473
11/30/2023	$7,577	$9,714	$8,246
12/31/2023	$7,959	$10,230	$8,641
1/31/2024	$8,035	$10,289	$8,574
2/29/2024	$8,552	$10,477	$8,902
3/31/2024	$8,804	$10,822	$9,151
4/30/2024	$8,394	$10,545	$8,898
5/31/2024	$8,791	$10,953	$9,133
6/30/2024	$8,962	$10,777	$9,218
7/31/2024	$8,924	$11,093	$9,315
8/31/2024	$9,201	$11,453	$9,611
9/30/2024	$9,321	$11,559	$9,855
10/31/2024	$8,924	$10,931	$9,354
11/30/2024	$8,943	$10,869	$9,277
12/31/2024	$8,683	$10,621	$9,078
1/31/2025	$9,087	$11,180	$9,465
2/28/2025	$9,163	$11,396	$9,472
3/31/2025	$8,816	$11,350	$9,257
4/30/2025	$9,195	$11,870	$9,634
5/31/2025	$9,725	$12,413	$10,120
6/30/2025	$10,218	$12,687	$10,521
7/31/2025	$10,047	$12,509	$10,394

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 6/24/21
Class A at NAV	12.59%	1.57%
Class A with sales charge	6.14%	0.12%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,553,729
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228432
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class C
Trading Symbol	LCAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.70%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 11.79%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,934	$9,893	$9,981
7/31/2021	$9,987	$9,967	$9,830
8/31/2021	$10,198	$10,143	$10,052
9/30/2021	$9,577	$9,849	$9,620
10/31/2021	$9,987	$10,091	$9,918
11/30/2021	$9,689	$9,621	$9,560
12/31/2021	$9,954	$10,114	$9,847
1/31/2022	$8,982	$9,625	$9,053
2/28/2022	$8,566	$9,455	$8,801
3/31/2022	$8,500	$9,516	$8,787
4/30/2022	$7,859	$8,900	$8,133
5/31/2022	$7,746	$8,967	$8,063
6/30/2022	$7,224	$8,135	$7,406
7/31/2022	$7,594	$8,540	$7,814
8/31/2022	$7,171	$8,135	$7,509
9/30/2022	$6,504	$7,374	$6,712
10/31/2022	$6,662	$7,770	$6,844
11/30/2022	$7,561	$8,645	$7,695
12/31/2022	$7,231	$8,652	$7,577
1/31/2023	$7,898	$9,353	$8,218
2/28/2023	$7,561	$9,158	$7,867
3/31/2023	$7,991	$9,385	$8,228
4/30/2023	$8,024	$9,650	$8,312
5/31/2023	$7,918	$9,241	$8,081
6/30/2023	$8,209	$9,662	$8,388
7/31/2023	$8,288	$9,974	$8,650
8/31/2023	$7,938	$9,592	$8,209
9/30/2023	$7,416	$9,265	$7,775
10/31/2023	$7,145	$8,889	$7,473
11/30/2023	$7,898	$9,714	$8,246
12/31/2023	$8,282	$10,230	$8,641
1/31/2024	$8,361	$10,289	$8,574
2/29/2024	$8,890	$10,477	$8,902
3/31/2024	$9,147	$10,822	$9,151
4/30/2024	$8,718	$10,545	$8,898
5/31/2024	$9,121	$10,953	$9,133
6/30/2024	$9,293	$10,777	$9,218
7/31/2024	$9,247	$11,093	$9,315
8/31/2024	$9,531	$11,453	$9,611
9/30/2024	$9,650	$11,559	$9,855
10/31/2024	$9,233	$10,931	$9,354
11/30/2024	$9,247	$10,869	$9,277
12/31/2024	$8,976	$10,621	$9,078
1/31/2025	$9,385	$11,180	$9,465
2/28/2025	$9,458	$11,396	$9,472
3/31/2025	$9,095	$11,350	$9,257
4/30/2025	$9,478	$11,870	$9,634
5/31/2025	$10,020	$12,413	$10,120
6/30/2025	$10,522	$12,687	$10,521
7/31/2025	$10,337	$12,509	$10,394

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 6/24/21
Class C at NAV	11.79%	0.81%
Class C with sales charge	10.79%	0.81%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,553,729
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228431
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class F
Trading Symbol	LAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.91%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$10,000	$9,967	$9,830
8/31/2021	$10,218	$10,143	$10,052
9/30/2021	$9,603	$9,849	$9,620
10/31/2021	$10,020	$10,091	$9,918
11/30/2021	$9,736	$9,621	$9,560
12/31/2021	$10,007	$10,114	$9,847
1/31/2022	$9,042	$9,625	$9,053
2/28/2022	$8,625	$9,455	$8,801
3/31/2022	$8,566	$9,516	$8,787
4/30/2022	$7,925	$8,900	$8,133
5/31/2022	$7,819	$8,967	$8,063
6/30/2022	$7,297	$8,135	$7,406
7/31/2022	$7,673	$8,540	$7,814
8/31/2022	$7,257	$8,135	$7,509
9/30/2022	$6,590	$7,374	$6,712
10/31/2022	$6,748	$7,770	$6,844
11/30/2022	$7,673	$8,645	$7,695
12/31/2022	$7,341	$8,652	$7,577
1/31/2023	$8,027	$9,353	$8,218
2/28/2023	$7,687	$9,158	$7,867
3/31/2023	$8,133	$9,385	$8,228
4/30/2023	$8,173	$9,650	$8,312
5/31/2023	$8,073	$9,241	$8,081
6/30/2023	$8,373	$9,662	$8,388
7/31/2023	$8,466	$9,974	$8,650
8/31/2023	$8,113	$9,592	$8,209
9/30/2023	$7,587	$9,265	$7,775
10/31/2023	$7,314	$8,889	$7,473
11/30/2023	$8,087	$9,714	$8,246
12/31/2023	$8,498	$10,230	$8,641
1/31/2024	$8,579	$10,289	$8,574
2/29/2024	$9,128	$10,477	$8,902
3/31/2024	$9,403	$10,822	$9,151
4/30/2024	$8,967	$10,545	$8,898
5/31/2024	$9,396	$10,953	$9,133
6/30/2024	$9,577	$10,777	$9,218
7/31/2024	$9,537	$11,093	$9,315
8/31/2024	$9,839	$11,453	$9,611
9/30/2024	$9,966	$11,559	$9,855
10/31/2024	$9,544	$10,931	$9,354
11/30/2024	$9,571	$10,869	$9,277
12/31/2024	$9,296	$10,621	$9,078
1/31/2025	$9,726	$11,180	$9,465
2/28/2025	$9,807	$11,396	$9,472
3/31/2025	$9,444	$11,350	$9,257
4/30/2025	$9,847	$11,870	$9,634
5/31/2025	$10,419	$12,413	$10,120
6/30/2025	$10,950	$12,687	$10,521
7/31/2025	$10,769	$12,509	$10,394

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 6/24/21
Class F at NAV	12.91%	1.82%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,553,729
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228430
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class F3
Trading Symbol	LOAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.95%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$10,000	$9,967	$9,830
8/31/2021	$10,218	$10,143	$10,052
9/30/2021	$9,603	$9,849	$9,620
10/31/2021	$10,026	$10,091	$9,918
11/30/2021	$9,736	$9,621	$9,560
12/31/2021	$10,013	$10,114	$9,847
1/31/2022	$9,048	$9,625	$9,053
2/28/2022	$8,632	$9,455	$8,801
3/31/2022	$8,572	$9,516	$8,787
4/30/2022	$7,931	$8,900	$8,133
5/31/2022	$7,826	$8,967	$8,063
6/30/2022	$7,303	$8,135	$7,406
7/31/2022	$7,687	$8,540	$7,814
8/31/2022	$7,264	$8,135	$7,509
9/30/2022	$6,596	$7,374	$6,712
10/31/2022	$6,761	$7,770	$6,844
11/30/2022	$7,680	$8,645	$7,695
12/31/2022	$7,350	$8,652	$7,577
1/31/2023	$8,044	$9,353	$8,218
2/28/2023	$7,697	$9,158	$7,867
3/31/2023	$8,151	$9,385	$8,228
4/30/2023	$8,184	$9,650	$8,312
5/31/2023	$8,091	$9,241	$8,081
6/30/2023	$8,391	$9,662	$8,388
7/31/2023	$8,484	$9,974	$8,650
8/31/2023	$8,131	$9,592	$8,209
9/30/2023	$7,604	$9,265	$7,775
10/31/2023	$7,337	$8,889	$7,473
11/30/2023	$8,111	$9,714	$8,246
12/31/2023	$8,519	$10,230	$8,641
1/31/2024	$8,600	$10,289	$8,574
2/29/2024	$9,158	$10,477	$8,902
3/31/2024	$9,426	$10,822	$9,151
4/30/2024	$8,996	$10,545	$8,898
5/31/2024	$9,420	$10,953	$9,133
6/30/2024	$9,601	$10,777	$9,218
7/31/2024	$9,567	$11,093	$9,315
8/31/2024	$9,870	$11,453	$9,611
9/30/2024	$9,997	$11,559	$9,855
10/31/2024	$9,574	$10,931	$9,354
11/30/2024	$9,601	$10,869	$9,277
12/31/2024	$9,321	$10,621	$9,078
1/31/2025	$9,760	$11,180	$9,465
2/28/2025	$9,841	$11,396	$9,472
3/31/2025	$9,470	$11,350	$9,257
4/30/2025	$9,881	$11,870	$9,634
5/31/2025	$10,455	$12,413	$10,120
6/30/2025	$10,988	$12,687	$10,521
7/31/2025	$10,806	$12,509	$10,394

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 6/24/21
Class F3 at NAV	12.95%	1.91%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,553,729
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228429
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class I
Trading Symbol	LIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.98%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$10,000	$9,967	$9,830
8/31/2021	$10,218	$10,143	$10,052
9/30/2021	$9,603	$9,849	$9,620
10/31/2021	$10,020	$10,091	$9,918
11/30/2021	$9,736	$9,621	$9,560
12/31/2021	$10,007	$10,114	$9,847
1/31/2022	$9,042	$9,625	$9,053
2/28/2022	$8,625	$9,455	$8,801
3/31/2022	$8,566	$9,516	$8,787
4/30/2022	$7,925	$8,900	$8,133
5/31/2022	$7,819	$8,967	$8,063
6/30/2022	$7,297	$8,135	$7,406
7/31/2022	$7,673	$8,540	$7,814
8/31/2022	$7,257	$8,135	$7,509
9/30/2022	$6,590	$7,374	$6,712
10/31/2022	$6,748	$7,770	$6,844
11/30/2022	$7,673	$8,645	$7,695
12/31/2022	$7,341	$8,652	$7,577
1/31/2023	$8,028	$9,353	$8,218
2/28/2023	$7,688	$9,158	$7,867
3/31/2023	$8,135	$9,385	$8,228
4/30/2023	$8,175	$9,650	$8,312
5/31/2023	$8,075	$9,241	$8,081
6/30/2023	$8,375	$9,662	$8,388
7/31/2023	$8,468	$9,974	$8,650
8/31/2023	$8,115	$9,592	$8,209
9/30/2023	$7,588	$9,265	$7,775
10/31/2023	$7,315	$8,889	$7,473
11/30/2023	$8,088	$9,714	$8,246
12/31/2023	$8,496	$10,230	$8,641
1/31/2024	$8,583	$10,289	$8,574
2/29/2024	$9,134	$10,477	$8,902
3/31/2024	$9,402	$10,822	$9,151
4/30/2024	$8,973	$10,545	$8,898
5/31/2024	$9,396	$10,953	$9,133
6/30/2024	$9,577	$10,777	$9,218
7/31/2024	$9,537	$11,093	$9,315
8/31/2024	$9,839	$11,453	$9,611
9/30/2024	$9,967	$11,559	$9,855
10/31/2024	$9,550	$10,931	$9,354
11/30/2024	$9,570	$10,869	$9,277
12/31/2024	$9,297	$10,621	$9,078
1/31/2025	$9,729	$11,180	$9,465
2/28/2025	$9,810	$11,396	$9,472
3/31/2025	$9,446	$11,350	$9,257
4/30/2025	$9,850	$11,870	$9,634
5/31/2025	$10,424	$12,413	$10,120
6/30/2025	$10,950	$12,687	$10,521
7/31/2025	$10,775	$12,509	$10,394

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 6/24/21
Class I at NAV	12.98%	1.84%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,553,729
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228427
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R3
Trading Symbol	LRAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.39%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$9,993	$9,967	$9,830
8/31/2021	$10,212	$10,143	$10,052
9/30/2021	$9,590	$9,849	$9,620
10/31/2021	$10,000	$10,091	$9,918
11/30/2021	$9,709	$9,621	$9,560
12/31/2021	$9,980	$10,114	$9,847
1/31/2022	$9,015	$9,625	$9,053
2/28/2022	$8,599	$9,455	$8,801
3/31/2022	$8,533	$9,516	$8,787
4/30/2022	$7,892	$8,900	$8,133
5/31/2022	$7,786	$8,967	$8,063
6/30/2022	$7,257	$8,135	$7,406
7/31/2022	$7,634	$8,540	$7,814
8/31/2022	$7,211	$8,135	$7,509
9/30/2022	$6,550	$7,374	$6,712
10/31/2022	$6,702	$7,770	$6,844
11/30/2022	$7,614	$8,645	$7,695
12/31/2022	$7,283	$8,652	$7,577
1/31/2023	$7,966	$9,353	$8,218
2/28/2023	$7,621	$9,158	$7,867
3/31/2023	$8,066	$9,385	$8,228
4/30/2023	$8,099	$9,650	$8,312
5/31/2023	$8,000	$9,241	$8,081
6/30/2023	$8,291	$9,662	$8,388
7/31/2023	$8,378	$9,974	$8,650
8/31/2023	$8,026	$9,592	$8,209
9/30/2023	$7,502	$9,265	$7,775
10/31/2023	$7,230	$8,889	$7,473
11/30/2023	$7,993	$9,714	$8,246
12/31/2023	$8,393	$10,230	$8,641
1/31/2024	$8,466	$10,289	$8,574
2/29/2024	$9,011	$10,477	$8,902
3/31/2024	$9,277	$10,822	$9,151
4/30/2024	$8,845	$10,545	$8,898
5/31/2024	$9,257	$10,953	$9,133
6/30/2024	$9,437	$10,777	$9,218
7/31/2024	$9,390	$11,093	$9,315
8/31/2024	$9,683	$11,453	$9,611
9/30/2024	$9,809	$11,559	$9,855
10/31/2024	$9,390	$10,931	$9,354
11/30/2024	$9,410	$10,869	$9,277
12/31/2024	$9,131	$10,621	$9,078
1/31/2025	$9,556	$11,180	$9,465
2/28/2025	$9,630	$11,396	$9,472
3/31/2025	$9,264	$11,350	$9,257
4/30/2025	$9,663	$11,870	$9,634
5/31/2025	$10,221	$12,413	$10,120
6/30/2025	$10,734	$12,687	$10,521
7/31/2025	$10,554	$12,509	$10,394

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 6/24/21
Class R3 at NAV	12.39%	1.32%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,553,729
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228426
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R4
Trading Symbol	LASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.67%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$9,993	$9,967	$9,830
8/31/2021	$10,212	$10,143	$10,052
9/30/2021	$9,597	$9,849	$9,620
10/31/2021	$10,013	$10,091	$9,918
11/30/2021	$9,722	$9,621	$9,560
12/31/2021	$9,993	$10,114	$9,847
1/31/2022	$9,028	$9,625	$9,053
2/28/2022	$8,612	$9,455	$8,801
3/31/2022	$8,553	$9,516	$8,787
4/30/2022	$7,911	$8,900	$8,133
5/31/2022	$7,799	$8,967	$8,063
6/30/2022	$7,277	$8,135	$7,406
7/31/2022	$7,654	$8,540	$7,814
8/31/2022	$7,237	$8,135	$7,509
9/30/2022	$6,570	$7,374	$6,712
10/31/2022	$6,728	$7,770	$6,844
11/30/2022	$7,640	$8,645	$7,695
12/31/2022	$7,316	$8,652	$7,577
1/31/2023	$7,994	$9,353	$8,218
2/28/2023	$7,655	$9,158	$7,867
3/31/2023	$8,100	$9,385	$8,228
4/30/2023	$8,134	$9,650	$8,312
5/31/2023	$8,034	$9,241	$8,081
6/30/2023	$8,333	$9,662	$8,388
7/31/2023	$8,420	$9,974	$8,650
8/31/2023	$8,067	$9,592	$8,209
9/30/2023	$7,548	$9,265	$7,775
10/31/2023	$7,276	$8,889	$7,473
11/30/2023	$8,040	$9,714	$8,246
12/31/2023	$8,439	$10,230	$8,641
1/31/2024	$8,526	$10,289	$8,574
2/29/2024	$9,067	$10,477	$8,902
3/31/2024	$9,334	$10,822	$9,151
4/30/2024	$8,906	$10,545	$8,898
5/31/2024	$9,327	$10,953	$9,133
6/30/2024	$9,501	$10,777	$9,218
7/31/2024	$9,461	$11,093	$9,315
8/31/2024	$9,762	$11,453	$9,611
9/30/2024	$9,889	$11,559	$9,855
10/31/2024	$9,468	$10,931	$9,354
11/30/2024	$9,488	$10,869	$9,277
12/31/2024	$9,214	$10,621	$9,078
1/31/2025	$9,642	$11,180	$9,465
2/28/2025	$9,716	$11,396	$9,472
3/31/2025	$9,354	$11,350	$9,257
4/30/2025	$9,756	$11,870	$9,634
5/31/2025	$10,318	$12,413	$10,120
6/30/2025	$10,841	$12,687	$10,521
7/31/2025	$10,660	$12,509	$10,394

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 6/24/21
Class R4 at NAV	12.67%	1.57%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,553,729
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228425
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R5
Trading Symbol	LTAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.98%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$10,000	$9,967	$9,830
8/31/2021	$10,218	$10,143	$10,052
9/30/2021	$9,603	$9,849	$9,620
10/31/2021	$10,020	$10,091	$9,918
11/30/2021	$9,736	$9,621	$9,560
12/31/2021	$10,007	$10,114	$9,847
1/31/2022	$9,042	$9,625	$9,053
2/28/2022	$8,625	$9,455	$8,801
3/31/2022	$8,566	$9,516	$8,787
4/30/2022	$7,925	$8,900	$8,133
5/31/2022	$7,819	$8,967	$8,063
6/30/2022	$7,297	$8,135	$7,406
7/31/2022	$7,673	$8,540	$7,814
8/31/2022	$7,257	$8,135	$7,509
9/30/2022	$6,590	$7,374	$6,712
10/31/2022	$6,748	$7,770	$6,844
11/30/2022	$7,673	$8,645	$7,695
12/31/2022	$7,341	$8,652	$7,577
1/31/2023	$8,028	$9,353	$8,218
2/28/2023	$7,688	$9,158	$7,867
3/31/2023	$8,135	$9,385	$8,228
4/30/2023	$8,175	$9,650	$8,312
5/31/2023	$8,075	$9,241	$8,081
6/30/2023	$8,375	$9,662	$8,388
7/31/2023	$8,462	$9,974	$8,650
8/31/2023	$8,115	$9,592	$8,209
9/30/2023	$7,588	$9,265	$7,775
10/31/2023	$7,315	$8,889	$7,473
11/30/2023	$8,088	$9,714	$8,246
12/31/2023	$8,495	$10,230	$8,641
1/31/2024	$8,582	$10,289	$8,574
2/29/2024	$9,132	$10,477	$8,902
3/31/2024	$9,401	$10,822	$9,151
4/30/2024	$8,971	$10,545	$8,898
5/31/2024	$9,394	$10,953	$9,133
6/30/2024	$9,576	$10,777	$9,218
7/31/2024	$9,535	$11,093	$9,315
8/31/2024	$9,838	$11,453	$9,611
9/30/2024	$9,965	$11,559	$9,855
10/31/2024	$9,549	$10,931	$9,354
11/30/2024	$9,569	$10,869	$9,277
12/31/2024	$9,296	$10,621	$9,078
1/31/2025	$9,728	$11,180	$9,465
2/28/2025	$9,809	$11,396	$9,472
3/31/2025	$9,444	$11,350	$9,257
4/30/2025	$9,849	$11,870	$9,634
5/31/2025	$10,422	$12,413	$10,120
6/30/2025	$10,949	$12,687	$10,521
7/31/2025	$10,773	$12,509	$10,394

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 6/24/21
Class R5 at NAV	12.98%	1.83%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,553,729
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000228424
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Growth Fund
Class Name	Class R6
Trading Symbol	LAVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.95%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$10,000	$9,967	$9,830
8/31/2021	$10,218	$10,143	$10,052
9/30/2021	$9,603	$9,849	$9,620
10/31/2021	$10,026	$10,091	$9,918
11/30/2021	$9,736	$9,621	$9,560
12/31/2021	$10,013	$10,114	$9,847
1/31/2022	$9,048	$9,625	$9,053
2/28/2022	$8,632	$9,455	$8,801
3/31/2022	$8,572	$9,516	$8,787
4/30/2022	$7,931	$8,900	$8,133
5/31/2022	$7,826	$8,967	$8,063
6/30/2022	$7,303	$8,135	$7,406
7/31/2022	$7,687	$8,540	$7,814
8/31/2022	$7,264	$8,135	$7,509
9/30/2022	$6,596	$7,374	$6,712
10/31/2022	$6,755	$7,770	$6,844
11/30/2022	$7,680	$8,645	$7,695
12/31/2022	$7,350	$8,652	$7,577
1/31/2023	$8,037	$9,353	$8,218
2/28/2023	$7,697	$9,158	$7,867
3/31/2023	$8,144	$9,385	$8,228
4/30/2023	$8,184	$9,650	$8,312
5/31/2023	$8,091	$9,241	$8,081
6/30/2023	$8,391	$9,662	$8,388
7/31/2023	$8,484	$9,974	$8,650
8/31/2023	$8,131	$9,592	$8,209
9/30/2023	$7,604	$9,265	$7,775
10/31/2023	$7,330	$8,889	$7,473
11/30/2023	$8,111	$9,714	$8,246
12/31/2023	$8,519	$10,230	$8,641
1/31/2024	$8,600	$10,289	$8,574
2/29/2024	$9,151	$10,477	$8,902
3/31/2024	$9,426	$10,822	$9,151
4/30/2024	$8,990	$10,545	$8,898
5/31/2024	$9,420	$10,953	$9,133
6/30/2024	$9,601	$10,777	$9,218
7/31/2024	$9,568	$11,093	$9,315
8/31/2024	$9,863	$11,453	$9,611
9/30/2024	$9,998	$11,559	$9,855
10/31/2024	$9,574	$10,931	$9,354
11/30/2024	$9,594	$10,869	$9,277
12/31/2024	$9,321	$10,621	$9,078
1/31/2025	$9,760	$11,180	$9,465
2/28/2025	$9,841	$11,396	$9,472
3/31/2025	$9,470	$11,350	$9,257
4/30/2025	$9,882	$11,870	$9,634
5/31/2025	$10,455	$12,413	$10,120
6/30/2025	$10,982	$12,687	$10,521
7/31/2025	$10,806	$12,509	$10,394

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 6/24/21
Class R6 at NAV	12.95%	1.91%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

Performance Inception Date	Jun. 24, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 3,553,729
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218936
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	LSYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.62%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$9,776	$10,000	$10,000
5/31/2020	$10,080	$10,047	$10,381
6/30/2020	$10,163	$10,110	$10,474
7/31/2020	$10,515	$10,261	$10,846
8/31/2020	$10,627	$10,178	$10,941
9/30/2020	$10,571	$10,172	$10,851
10/31/2020	$10,636	$10,127	$10,896
11/30/2020	$10,972	$10,226	$11,216
12/31/2020	$11,138	$10,240	$11,367
1/31/2021	$11,216	$10,167	$11,404
2/28/2021	$11,305	$10,020	$11,467
3/31/2021	$11,354	$9,895	$11,538
4/30/2021	$11,443	$9,973	$11,635
5/31/2021	$11,501	$10,006	$11,675
6/30/2021	$11,583	$10,076	$11,761
7/31/2021	$11,589	$10,189	$11,764
8/31/2021	$11,626	$10,169	$11,815
9/30/2021	$11,665	$10,081	$11,832
10/31/2021	$11,703	$10,079	$11,843
11/30/2021	$11,592	$10,108	$11,760
12/31/2021	$11,754	$10,083	$11,921
1/31/2022	$11,599	$9,865	$11,745
2/28/2022	$11,529	$9,755	$11,700
3/31/2022	$11,507	$9,484	$11,650
4/30/2022	$11,272	$9,124	$11,427
5/31/2022	$11,261	$9,183	$11,428
6/30/2022	$10,623	$9,039	$10,843
7/31/2022	$11,121	$9,260	$11,344
8/31/2022	$10,989	$8,998	$11,158
9/30/2022	$10,675	$8,610	$10,869
10/31/2022	$10,928	$8,498	$11,145
11/30/2022	$11,117	$8,811	$11,330
12/31/2022	$11,077	$8,771	$11,278
1/31/2023	$11,402	$9,041	$11,606
2/28/2023	$11,298	$8,807	$11,518
3/31/2023	$11,371	$9,031	$11,618
4/30/2023	$11,468	$9,085	$11,712
5/31/2023	$11,411	$8,986	$11,645
6/30/2023	$11,595	$8,954	$11,805
7/31/2023	$11,733	$8,948	$11,947
8/31/2023	$11,786	$8,891	$11,991
9/30/2023	$11,753	$8,665	$11,916
10/31/2023	$11,662	$8,528	$11,836
11/30/2023	$12,065	$8,914	$12,253
12/31/2023	$12,407	$9,256	$12,592
1/31/2024	$12,468	$9,230	$12,605
2/29/2024	$12,540	$9,100	$12,645
3/31/2024	$12,678	$9,184	$12,770
4/30/2024	$12,624	$8,952	$12,702
5/31/2024	$12,751	$9,104	$12,826
6/30/2024	$12,865	$9,190	$12,942
7/31/2024	$13,071	$9,405	$13,135
8/31/2024	$13,227	$9,540	$13,310
9/30/2024	$13,395	$9,667	$13,450
10/31/2024	$13,400	$9,428	$13,401
11/30/2024	$13,540	$9,527	$13,534
12/31/2024	$13,542	$9,371	$13,500
1/31/2025	$13,686	$9,421	$13,668
2/28/2025	$13,772	$9,628	$13,750
3/31/2025	$13,574	$9,632	$13,644
4/30/2025	$13,388	$9,670	$13,649
5/31/2025	$13,719	$9,601	$13,838
6/30/2025	$13,991	$9,748	$14,066
7/31/2025	$14,067	$9,723	$14,109

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/30/20
Class A at NAV	7.62%	5.99%	7.18%
Class A with sales charge	5.18%	5.52%	6.71%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,607,815,333
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 20,005,780
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218940
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	LSYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.39%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.83%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,304	$10,047	$10,381
6/30/2020	$10,382	$10,110	$10,474
7/31/2020	$10,734	$10,261	$10,846
8/31/2020	$10,842	$10,178	$10,941
9/30/2020	$10,777	$10,172	$10,851
10/31/2020	$10,845	$10,127	$10,896
11/30/2020	$11,169	$10,226	$11,216
12/31/2020	$11,331	$10,240	$11,367
1/31/2021	$11,403	$10,167	$11,404
2/28/2021	$11,487	$10,020	$11,467
3/31/2021	$11,529	$9,895	$11,538
4/30/2021	$11,611	$9,973	$11,635
5/31/2021	$11,663	$10,006	$11,675
6/30/2021	$11,739	$10,076	$11,761
7/31/2021	$11,737	$10,189	$11,764
8/31/2021	$11,768	$10,169	$11,815
9/30/2021	$11,800	$10,081	$11,832
10/31/2021	$11,831	$10,079	$11,843
11/30/2021	$11,712	$10,108	$11,760
12/31/2021	$11,869	$10,083	$11,921
1/31/2022	$11,705	$9,865	$11,745
2/28/2022	$11,629	$9,755	$11,700
3/31/2022	$11,599	$9,484	$11,650
4/30/2022	$11,356	$9,124	$11,427
5/31/2022	$11,338	$9,183	$11,428
6/30/2022	$10,690	$9,039	$10,843
7/31/2022	$11,184	$9,260	$11,344
8/31/2022	$11,045	$8,998	$11,158
9/30/2022	$10,723	$8,610	$10,869
10/31/2022	$10,971	$8,498	$11,145
11/30/2022	$11,155	$8,811	$11,330
12/31/2022	$11,109	$8,771	$11,278
1/31/2023	$11,417	$9,041	$11,606
2/28/2023	$11,307	$8,807	$11,518
3/31/2023	$11,386	$9,031	$11,618
4/30/2023	$11,476	$9,085	$11,712
5/31/2023	$11,413	$8,986	$11,645
6/30/2023	$11,590	$8,954	$11,805
7/31/2023	$11,722	$8,948	$11,947
8/31/2023	$11,757	$8,891	$11,991
9/30/2023	$11,730	$8,665	$11,916
10/31/2023	$11,632	$8,528	$11,836
11/30/2023	$12,027	$8,914	$12,253
12/31/2023	$12,348	$9,256	$12,592
1/31/2024	$12,401	$9,230	$12,605
2/29/2024	$12,478	$9,100	$12,645
3/31/2024	$12,595	$9,184	$12,770
4/30/2024	$12,547	$8,952	$12,702
5/31/2024	$12,665	$9,104	$12,826
6/30/2024	$12,771	$9,190	$12,942
7/31/2024	$12,968	$9,405	$13,135
8/31/2024	$13,115	$9,540	$13,310
9/30/2024	$13,273	$9,667	$13,450
10/31/2024	$13,269	$9,428	$13,401
11/30/2024	$13,400	$9,527	$13,534
12/31/2024	$13,394	$9,371	$13,500
1/31/2025	$13,528	$9,421	$13,668
2/28/2025	$13,605	$9,628	$13,750
3/31/2025	$13,401	$9,632	$13,644
4/30/2025	$13,209	$9,670	$13,649
5/31/2025	$13,513	$9,601	$13,838
6/30/2025	$13,787	$9,748	$14,066
7/31/2025	$13,854	$9,723	$14,109

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/30/20
Class C at NAV	6.83%	5.23%	6.40%
Class C with sales charge	5.84%	5.23%	6.40%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,607,815,333
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 20,005,780
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218939
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class F
Trading Symbol	LSYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.83%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,047	$10,381
6/30/2020	$10,400	$10,110	$10,474
7/31/2020	$10,761	$10,261	$10,846
8/31/2020	$10,878	$10,178	$10,941
9/30/2020	$10,822	$10,172	$10,851
10/31/2020	$10,890	$10,127	$10,896
11/30/2020	$11,235	$10,226	$11,216
12/31/2020	$11,407	$10,240	$11,367
1/31/2021	$11,489	$10,167	$11,404
2/28/2021	$11,582	$10,020	$11,467
3/31/2021	$11,634	$9,895	$11,538
4/30/2021	$11,727	$9,973	$11,635
5/31/2021	$11,789	$10,006	$11,675
6/30/2021	$11,875	$10,076	$11,761
7/31/2021	$11,883	$10,189	$11,764
8/31/2021	$11,924	$10,169	$11,815
9/30/2021	$11,966	$10,081	$11,832
10/31/2021	$11,996	$10,079	$11,843
11/30/2021	$11,895	$10,108	$11,760
12/31/2021	$12,063	$10,083	$11,921
1/31/2022	$11,905	$9,865	$11,745
2/28/2022	$11,836	$9,755	$11,700
3/31/2022	$11,815	$9,484	$11,650
4/30/2022	$11,575	$9,124	$11,427
5/31/2022	$11,555	$9,183	$11,428
6/30/2022	$10,913	$9,039	$10,843
7/31/2022	$11,426	$9,260	$11,344
8/31/2022	$11,281	$8,998	$11,158
9/30/2022	$10,960	$8,610	$10,869
10/31/2022	$11,233	$8,498	$11,145
11/30/2022	$11,418	$8,811	$11,330
12/31/2022	$11,390	$8,771	$11,278
1/31/2023	$11,715	$9,041	$11,606
2/28/2023	$11,610	$8,807	$11,518
3/31/2023	$11,699	$9,031	$11,618
4/30/2023	$11,799	$9,085	$11,712
5/31/2023	$11,731	$8,986	$11,645
6/30/2023	$11,934	$8,954	$11,805
7/31/2023	$12,066	$8,948	$11,947
8/31/2023	$12,123	$8,891	$11,991
9/30/2023	$12,091	$8,665	$11,916
10/31/2023	$11,999	$8,528	$11,836
11/30/2023	$12,428	$8,914	$12,253
12/31/2023	$12,770	$9,256	$12,592
1/31/2024	$12,835	$9,230	$12,605
2/29/2024	$12,911	$9,100	$12,645
3/31/2024	$13,055	$9,184	$12,770
4/30/2024	$13,001	$8,952	$12,702
5/31/2024	$13,134	$9,104	$12,826
6/30/2024	$13,254	$9,190	$12,942
7/31/2024	$13,469	$9,405	$13,135
8/31/2024	$13,646	$9,540	$13,310
9/30/2024	$13,807	$9,667	$13,450
10/31/2024	$13,815	$9,428	$13,401
11/30/2024	$13,976	$9,527	$13,534
12/31/2024	$13,966	$9,371	$13,500
1/31/2025	$14,117	$9,421	$13,668
2/28/2025	$14,222	$9,628	$13,750
3/31/2025	$14,005	$9,632	$13,644
4/30/2025	$13,815	$9,670	$13,649
5/31/2025	$14,160	$9,601	$13,838
6/30/2025	$14,443	$9,748	$14,066
7/31/2025	$14,524	$9,723	$14,109

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/30/20
Class F at NAV	7.83%	6.18%	7.36%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,607,815,333
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 20,005,780
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218938
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class F3
Trading Symbol	LSYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.92%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,314	$10,047	$10,381
6/30/2020	$10,401	$10,110	$10,474
7/31/2020	$10,763	$10,261	$10,846
8/31/2020	$10,880	$10,178	$10,941
9/30/2020	$10,825	$10,172	$10,851
10/31/2020	$10,893	$10,127	$10,896
11/30/2020	$11,239	$10,226	$11,216
12/31/2020	$11,411	$10,240	$11,367
1/31/2021	$11,495	$10,167	$11,404
2/28/2021	$11,589	$10,020	$11,467
3/31/2021	$11,641	$9,895	$11,538
4/30/2021	$11,735	$9,973	$11,635
5/31/2021	$11,798	$10,006	$11,675
6/30/2021	$11,884	$10,076	$11,761
7/31/2021	$11,893	$10,189	$11,764
8/31/2021	$11,935	$10,169	$11,815
9/30/2021	$11,977	$10,081	$11,832
10/31/2021	$12,019	$10,079	$11,843
11/30/2021	$11,908	$10,108	$11,760
12/31/2021	$12,077	$10,083	$11,921
1/31/2022	$11,920	$9,865	$11,745
2/28/2022	$11,851	$9,755	$11,700
3/31/2022	$11,830	$9,484	$11,650
4/30/2022	$11,591	$9,124	$11,427
5/31/2022	$11,582	$9,183	$11,428
6/30/2022	$10,929	$9,039	$10,843
7/31/2022	$11,443	$9,260	$11,344
8/31/2022	$11,309	$8,998	$11,158
9/30/2022	$10,988	$8,610	$10,869
10/31/2022	$11,251	$8,498	$11,145
11/30/2022	$11,447	$8,811	$11,330
12/31/2022	$11,408	$8,771	$11,278
1/31/2023	$11,746	$9,041	$11,606
2/28/2023	$11,641	$8,807	$11,518
3/31/2023	$11,718	$9,031	$11,618
4/30/2023	$11,832	$9,085	$11,712
5/31/2023	$11,764	$8,986	$11,645
6/30/2023	$11,968	$8,954	$11,805
7/31/2023	$12,100	$8,948	$11,947
8/31/2023	$12,158	$8,891	$11,991
9/30/2023	$12,126	$8,665	$11,916
10/31/2023	$12,034	$8,528	$11,836
11/30/2023	$12,465	$8,914	$12,253
12/31/2023	$12,808	$9,256	$12,592
1/31/2024	$12,874	$9,230	$12,605
2/29/2024	$12,952	$9,100	$12,645
3/31/2024	$13,097	$9,184	$12,770
4/30/2024	$13,044	$8,952	$12,702
5/31/2024	$13,179	$9,104	$12,826
6/30/2024	$13,300	$9,190	$12,942
7/31/2024	$13,516	$9,405	$13,135
8/31/2024	$13,695	$9,540	$13,310
9/30/2024	$13,858	$9,667	$13,450
10/31/2024	$13,866	$9,428	$13,401
11/30/2024	$14,029	$9,527	$13,534
12/31/2024	$14,020	$9,371	$13,500
1/31/2025	$14,187	$9,421	$13,668
2/28/2025	$14,279	$9,628	$13,750
3/31/2025	$14,063	$9,632	$13,644
4/30/2025	$13,888	$9,670	$13,649
5/31/2025	$14,220	$9,601	$13,838
6/30/2025	$14,505	$9,748	$14,066
7/31/2025	$14,588	$9,723	$14,109

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/30/20
Class F3 at NAV	7.92%	6.27%	7.45%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,607,815,333
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 20,005,780
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218937
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class I
Trading Symbol	LSYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.83%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,047	$10,381
6/30/2020	$10,400	$10,110	$10,474
7/31/2020	$10,761	$10,261	$10,846
8/31/2020	$10,878	$10,178	$10,941
9/30/2020	$10,822	$10,172	$10,851
10/31/2020	$10,890	$10,127	$10,896
11/30/2020	$11,235	$10,226	$11,216
12/31/2020	$11,408	$10,240	$11,367
1/31/2021	$11,490	$10,167	$11,404
2/28/2021	$11,584	$10,020	$11,467
3/31/2021	$11,636	$9,895	$11,538
4/30/2021	$11,729	$9,973	$11,635
5/31/2021	$11,791	$10,006	$11,675
6/30/2021	$11,877	$10,076	$11,761
7/31/2021	$11,885	$10,189	$11,764
8/31/2021	$11,926	$10,169	$11,815
9/30/2021	$11,968	$10,081	$11,832
10/31/2021	$12,009	$10,079	$11,843
11/30/2021	$11,897	$10,108	$11,760
12/31/2021	$12,066	$10,083	$11,921
1/31/2022	$11,908	$9,865	$11,745
2/28/2022	$11,839	$9,755	$11,700
3/31/2022	$11,817	$9,484	$11,650
4/30/2022	$11,578	$9,124	$11,427
5/31/2022	$11,558	$9,183	$11,428
6/30/2022	$10,904	$9,039	$10,843
7/31/2022	$11,417	$9,260	$11,344
8/31/2022	$11,283	$8,998	$11,158
9/30/2022	$10,962	$8,610	$10,869
10/31/2022	$11,224	$8,498	$11,145
11/30/2022	$11,408	$8,811	$11,330
12/31/2022	$11,381	$8,771	$11,278
1/31/2023	$11,705	$9,041	$11,606
2/28/2023	$11,600	$8,807	$11,518
3/31/2023	$11,677	$9,031	$11,618
4/30/2023	$11,790	$9,085	$11,712
5/31/2023	$11,722	$8,986	$11,645
6/30/2023	$11,925	$8,954	$11,805
7/31/2023	$12,057	$8,948	$11,947
8/31/2023	$12,113	$8,891	$11,991
9/30/2023	$12,081	$8,665	$11,916
10/31/2023	$11,989	$8,528	$11,836
11/30/2023	$12,418	$8,914	$12,253
12/31/2023	$12,760	$9,256	$12,592
1/31/2024	$12,825	$9,230	$12,605
2/29/2024	$12,901	$9,100	$12,645
3/31/2024	$13,045	$9,184	$12,770
4/30/2024	$12,991	$8,952	$12,702
5/31/2024	$13,124	$9,104	$12,826
6/30/2024	$13,244	$9,190	$12,942
7/31/2024	$13,459	$9,405	$13,135
8/31/2024	$13,622	$9,540	$13,310
9/30/2024	$13,797	$9,667	$13,450
10/31/2024	$13,804	$9,428	$13,401
11/30/2024	$13,951	$9,527	$13,534
12/31/2024	$13,955	$9,371	$13,500
1/31/2025	$14,106	$9,421	$13,668
2/28/2025	$14,197	$9,628	$13,750
3/31/2025	$13,994	$9,632	$13,644
4/30/2025	$13,804	$9,670	$13,649
5/31/2025	$14,149	$9,601	$13,838
6/30/2025	$14,432	$9,748	$14,066
7/31/2025	$14,513	$9,723	$14,109

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/30/20
Class I at NAV	7.83%	6.16%	7.35%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,607,815,333
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 20,005,780
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218935
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R3
Trading Symbol	LSYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.31%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,309	$10,047	$10,381
6/30/2020	$10,391	$10,110	$10,474
7/31/2020	$10,748	$10,261	$10,846
8/31/2020	$10,859	$10,178	$10,941
9/30/2020	$10,799	$10,172	$10,851
10/31/2020	$10,862	$10,127	$10,896
11/30/2020	$11,201	$10,226	$11,216
12/31/2020	$11,368	$10,240	$11,367
1/31/2021	$11,445	$10,167	$11,404
2/28/2021	$11,534	$10,020	$11,467
3/31/2021	$11,581	$9,895	$11,538
4/30/2021	$11,668	$9,973	$11,635
5/31/2021	$11,725	$10,006	$11,675
6/30/2021	$11,805	$10,076	$11,761
7/31/2021	$11,809	$10,189	$11,764
8/31/2021	$11,844	$10,169	$11,815
9/30/2021	$11,881	$10,081	$11,832
10/31/2021	$11,917	$10,079	$11,843
11/30/2021	$11,801	$10,108	$11,760
12/31/2021	$11,963	$10,083	$11,921
1/31/2022	$11,802	$9,865	$11,745
2/28/2022	$11,729	$9,755	$11,700
3/31/2022	$11,703	$9,484	$11,650
4/30/2022	$11,462	$9,124	$11,427
5/31/2022	$11,448	$9,183	$11,428
6/30/2022	$10,797	$9,039	$10,843
7/31/2022	$11,300	$9,260	$11,344
8/31/2022	$11,163	$8,998	$11,158
9/30/2022	$10,841	$8,610	$10,869
10/31/2022	$11,095	$8,498	$11,145
11/30/2022	$11,285	$8,811	$11,330
12/31/2022	$11,241	$8,771	$11,278
1/31/2023	$11,568	$9,041	$11,606
2/28/2023	$11,460	$8,807	$11,518
3/31/2023	$11,532	$9,031	$11,618
4/30/2023	$11,639	$9,085	$11,712
5/31/2023	$11,566	$8,986	$11,645
6/30/2023	$11,762	$8,954	$11,805
7/31/2023	$11,887	$8,948	$11,947
8/31/2023	$11,938	$8,891	$11,991
9/30/2023	$11,901	$8,665	$11,916
10/31/2023	$11,806	$8,528	$11,836
11/30/2023	$12,210	$8,914	$12,253
12/31/2023	$12,554	$9,256	$12,592
1/31/2024	$12,613	$9,230	$12,605
2/29/2024	$12,683	$9,100	$12,645
3/31/2024	$12,806	$9,184	$12,770
4/30/2024	$12,761	$8,952	$12,702
5/31/2024	$12,886	$9,104	$12,826
6/30/2024	$12,998	$9,190	$12,942
7/31/2024	$13,203	$9,405	$13,135
8/31/2024	$13,358	$9,540	$13,310
9/30/2024	$13,524	$9,667	$13,450
10/31/2024	$13,512	$9,428	$13,401
11/30/2024	$13,664	$9,527	$13,534
12/31/2024	$13,663	$9,371	$13,500
1/31/2025	$13,804	$9,421	$13,668
2/28/2025	$13,888	$9,628	$13,750
3/31/2025	$13,684	$9,632	$13,644
4/30/2025	$13,494	$9,670	$13,649
5/31/2025	$13,810	$9,601	$13,838
6/30/2025	$14,095	$9,748	$14,066
7/31/2025	$14,168	$9,723	$14,109

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/30/20
Class R3 at NAV	7.31%	5.68%	6.86%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,607,815,333
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 20,005,780
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218934
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R4
Trading Symbol	LSYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.56%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,311	$10,047	$10,381
6/30/2020	$10,395	$10,110	$10,474
7/31/2020	$10,754	$10,261	$10,846
8/31/2020	$10,869	$10,178	$10,941
9/30/2020	$10,810	$10,172	$10,851
10/31/2020	$10,876	$10,127	$10,896
11/30/2020	$11,218	$10,226	$11,216
12/31/2020	$11,388	$10,240	$11,367
1/31/2021	$11,468	$10,167	$11,404
2/28/2021	$11,559	$10,020	$11,467
3/31/2021	$11,608	$9,895	$11,538
4/30/2021	$11,698	$9,973	$11,635
5/31/2021	$11,757	$10,006	$11,675
6/30/2021	$11,840	$10,076	$11,761
7/31/2021	$11,846	$10,189	$11,764
8/31/2021	$11,884	$10,169	$11,815
9/30/2021	$11,923	$10,081	$11,832
10/31/2021	$11,962	$10,079	$11,843
11/30/2021	$11,847	$10,108	$11,760
12/31/2021	$12,013	$10,083	$11,921
1/31/2022	$11,854	$9,865	$11,745
2/28/2022	$11,782	$9,755	$11,700
3/31/2022	$11,759	$9,484	$11,650
4/30/2022	$11,518	$9,124	$11,427
5/31/2022	$11,507	$9,183	$11,428
6/30/2022	$10,855	$9,039	$10,843
7/31/2022	$11,363	$9,260	$11,344
8/31/2022	$11,228	$8,998	$11,158
9/30/2022	$10,907	$8,610	$10,869
10/31/2022	$11,165	$8,498	$11,145
11/30/2022	$11,357	$8,811	$11,330
12/31/2022	$11,316	$8,771	$11,278
1/31/2023	$11,648	$9,041	$11,606
2/28/2023	$11,541	$8,807	$11,518
3/31/2023	$11,616	$9,031	$11,618
4/30/2023	$11,726	$9,085	$11,712
5/31/2023	$11,655	$8,986	$11,645
6/30/2023	$11,855	$8,954	$11,805
7/31/2023	$11,983	$8,948	$11,947
8/31/2023	$12,038	$8,891	$11,991
9/30/2023	$12,003	$8,665	$11,916
10/31/2023	$11,910	$8,528	$11,836
11/30/2023	$12,333	$8,914	$12,253
12/31/2023	$12,669	$9,256	$12,592
1/31/2024	$12,731	$9,230	$12,605
2/29/2024	$12,805	$9,100	$12,645
3/31/2024	$12,944	$9,184	$12,770
4/30/2024	$12,889	$8,952	$12,702
5/31/2024	$13,018	$9,104	$12,826
6/30/2024	$13,133	$9,190	$12,942
7/31/2024	$13,344	$9,405	$13,135
8/31/2024	$13,503	$9,540	$13,310
9/30/2024	$13,673	$9,667	$13,450
10/31/2024	$13,677	$9,428	$13,401
11/30/2024	$13,820	$9,527	$13,534
12/31/2024	$13,821	$9,371	$13,500
1/31/2025	$13,968	$9,421	$13,668
2/28/2025	$14,055	$9,628	$13,750
3/31/2025	$13,852	$9,632	$13,644
4/30/2025	$13,661	$9,670	$13,649
5/31/2025	$13,984	$9,601	$13,838
6/30/2025	$14,276	$9,748	$14,066
7/31/2025	$14,353	$9,723	$14,109

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/30/20
Class R4 at NAV	7.56%	5.94%	7.12%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,607,815,333
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 20,005,780
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218933
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R5
Trading Symbol	LSYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.84%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,047	$10,381
6/30/2020	$10,399	$10,110	$10,474
7/31/2020	$10,761	$10,261	$10,846
8/31/2020	$10,878	$10,178	$10,941
9/30/2020	$10,821	$10,172	$10,851
10/31/2020	$10,889	$10,127	$10,896
11/30/2020	$11,234	$10,226	$11,216
12/31/2020	$11,406	$10,240	$11,367
1/31/2021	$11,489	$10,167	$11,404
2/28/2021	$11,582	$10,020	$11,467
3/31/2021	$11,634	$9,895	$11,538
4/30/2021	$11,727	$9,973	$11,635
5/31/2021	$11,789	$10,006	$11,675
6/30/2021	$11,874	$10,076	$11,761
7/31/2021	$11,883	$10,189	$11,764
8/31/2021	$11,923	$10,169	$11,815
9/30/2021	$11,965	$10,081	$11,832
10/31/2021	$12,007	$10,079	$11,843
11/30/2021	$11,895	$10,108	$11,760
12/31/2021	$12,063	$10,083	$11,921
1/31/2022	$11,906	$9,865	$11,745
2/28/2022	$11,837	$9,755	$11,700
3/31/2022	$11,816	$9,484	$11,650
4/30/2022	$11,576	$9,124	$11,427
5/31/2022	$11,568	$9,183	$11,428
6/30/2022	$10,915	$9,039	$10,843
7/31/2022	$11,428	$9,260	$11,344
8/31/2022	$11,294	$8,998	$11,158
9/30/2022	$10,973	$8,610	$10,869
10/31/2022	$11,235	$8,498	$11,145
11/30/2022	$11,431	$8,811	$11,330
12/31/2022	$11,392	$8,771	$11,278
1/31/2023	$11,728	$9,041	$11,606
2/28/2023	$11,623	$8,807	$11,518
3/31/2023	$11,701	$9,031	$11,618
4/30/2023	$11,814	$9,085	$11,712
5/31/2023	$11,745	$8,986	$11,645
6/30/2023	$11,949	$8,954	$11,805
7/31/2023	$12,081	$8,948	$11,947
8/31/2023	$12,138	$8,891	$11,991
9/30/2023	$12,106	$8,665	$11,916
10/31/2023	$12,015	$8,528	$11,836
11/30/2023	$12,431	$8,914	$12,253
12/31/2023	$12,786	$9,256	$12,592
1/31/2024	$12,851	$9,230	$12,605
2/29/2024	$12,927	$9,100	$12,645
3/31/2024	$13,058	$9,184	$12,770
4/30/2024	$13,017	$8,952	$12,702
5/31/2024	$13,151	$9,104	$12,826
6/30/2024	$13,270	$9,190	$12,942
7/31/2024	$13,486	$9,405	$13,135
8/31/2024	$13,649	$9,540	$13,310
9/30/2024	$13,824	$9,667	$13,450
10/31/2024	$13,818	$9,428	$13,401
11/30/2024	$13,979	$9,527	$13,534
12/31/2024	$13,983	$9,371	$13,500
1/31/2025	$14,135	$9,421	$13,668
2/28/2025	$14,226	$9,628	$13,750
3/31/2025	$14,023	$9,632	$13,644
4/30/2025	$13,833	$9,670	$13,649
5/31/2025	$14,163	$9,601	$13,838
6/30/2025	$14,462	$9,748	$14,066
7/31/2025	$14,543	$9,723	$14,109

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/30/20
Class R5 at NAV	7.84%	6.21%	7.39%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,607,815,333
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 20,005,780
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000218932
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Yield Fund
Class Name	Class R6
Trading Symbol	LSYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.92%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,314	$10,047	$10,381
6/30/2020	$10,401	$10,110	$10,474
7/31/2020	$10,763	$10,261	$10,846
8/31/2020	$10,881	$10,178	$10,941
9/30/2020	$10,825	$10,172	$10,851
10/31/2020	$10,894	$10,127	$10,896
11/30/2020	$11,239	$10,226	$11,216
12/31/2020	$11,412	$10,240	$11,367
1/31/2021	$11,495	$10,167	$11,404
2/28/2021	$11,589	$10,020	$11,467
3/31/2021	$11,642	$9,895	$11,538
4/30/2021	$11,735	$9,973	$11,635
5/31/2021	$11,798	$10,006	$11,675
6/30/2021	$11,884	$10,076	$11,761
7/31/2021	$11,894	$10,189	$11,764
8/31/2021	$11,946	$10,169	$11,815
9/30/2021	$11,988	$10,081	$11,832
10/31/2021	$12,019	$10,079	$11,843
11/30/2021	$11,908	$10,108	$11,760
12/31/2021	$12,076	$10,083	$11,921
1/31/2022	$11,930	$9,865	$11,745
2/28/2022	$11,850	$9,755	$11,700
3/31/2022	$11,829	$9,484	$11,650
4/30/2022	$11,601	$9,124	$11,427
5/31/2022	$11,581	$9,183	$11,428
6/30/2022	$10,927	$9,039	$10,843
7/31/2022	$11,441	$9,260	$11,344
8/31/2022	$11,307	$8,998	$11,158
9/30/2022	$10,987	$8,610	$10,869
10/31/2022	$11,249	$8,498	$11,145
11/30/2022	$11,446	$8,811	$11,330
12/31/2022	$11,407	$8,771	$11,278
1/31/2023	$11,744	$9,041	$11,606
2/28/2023	$11,627	$8,807	$11,518
3/31/2023	$11,717	$9,031	$11,618
4/30/2023	$11,818	$9,085	$11,712
5/31/2023	$11,762	$8,986	$11,645
6/30/2023	$11,954	$8,954	$11,805
7/31/2023	$12,099	$8,948	$11,947
8/31/2023	$12,156	$8,891	$11,991
9/30/2023	$12,124	$8,665	$11,916
10/31/2023	$12,033	$8,528	$11,836
11/30/2023	$12,450	$8,914	$12,253
12/31/2023	$12,794	$9,256	$12,592
1/31/2024	$12,860	$9,230	$12,605
2/29/2024	$12,950	$9,100	$12,645
3/31/2024	$13,082	$9,184	$12,770
4/30/2024	$13,043	$8,952	$12,702
5/31/2024	$13,177	$9,104	$12,826
6/30/2024	$13,298	$9,190	$12,942
7/31/2024	$13,515	$9,405	$13,135
8/31/2024	$13,680	$9,540	$13,310
9/30/2024	$13,856	$9,667	$13,450
10/31/2024	$13,851	$9,428	$13,401
11/30/2024	$14,013	$9,527	$13,534
12/31/2024	$14,004	$9,371	$13,500
1/31/2025	$14,171	$9,421	$13,668
2/28/2025	$14,263	$9,628	$13,750
3/31/2025	$14,061	$9,632	$13,644
4/30/2025	$13,872	$9,670	$13,649
5/31/2025	$14,203	$9,601	$13,838
6/30/2025	$14,504	$9,748	$14,066
7/31/2025	$14,586	$9,723	$14,109

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/30/20
Class R6 at NAV	7.92%	6.27%	7.45%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,607,815,333
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 20,005,780
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of July 31, 2025)
Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.

[1]	Performance since inception is measured from 4/15/24, the Fund's performance inception date. The Fund commenced operations on 4/9/2024.